REVENUES (Tables)	3 Months Ended
Mar. 31, 2026
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Location
Total revenues - by geographical location were attributed according to customer residential country as follows:

	Three Months Ended March 31,
	2026	2025
Sale of Products
United States	$9,595	$7,981
Europe	794	836
Israel	1,503	1,770
Other	2,014	2,137
	$13,906	$12,724

	Three Months Ended March 31,
	2026	2025
Sale of Services
United States	$16,881	$19,719
Europe	4,347	4,183
Israel	1,810	1,604
Other	4,203	3,912
	$27,241	$29,418

Schedule of Long-Lived Assets by Geographical Location	Total long-lived assets - by geographical location were as follows:
	March 31,	December 31,
	2026	2025
United States	$37,458	$37,790
Israel	15,188	14,939
Total	$52,646	$52,729